Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Restaurant sales, net	$ 967,418	$ 0
Management fee income - non-affiliates	493,167	20,833
Management fee income - affiliates	3,235	115,468
Total revenue	1,463,820	136,301
Expenses:
Restaurant cost of sales	360,810	0
Restaurant operating expenses	483,946	0
General and administrative expense	1,245,752	935,110
Asset impairment	0	250,000
Depreciation and amortization	87,617	11,079
Total expenses	2,178,125	1,196,189
Loss from operations	(714,305)	(1,059,888)
Other income (expense)
Equity in earnings (losses) of investments	(76,113)	58,337
Realized gains from sales of investments	19,991	106,035
Interest income	4,541	46,000
Miscellaneous income	476	0
Interest expense	(180,825)	(140,016)
Other than temporary decline in available-for-sale securities	(147,973)	(40,386)
Total other income (expense)	(379,903)	29,970
Net loss before income taxes	(1,094,208)	(1,029,918)
Provision for income taxes	14,608	0
Net loss before non-controlling interest	(1,108,816)	(1,029,918)
Non-controlling interest	5,426	18,353
Net loss	(1,103,390)	(1,011,565)
Other comprehensive income (loss):
Unrealized gain (loss) on available-for-sale securities (none applies to non-controlling interest)	(13,005)	152,027
Foreign translation losses	(6,357)	0
Other comprehensive loss	$ (1,122,752)	$ (859,538)
Net earnings (loss) per share, basic and diluted (in dollars per share)	$ (0.47)	$ (0.51)
Weighted average shares outstanding (in shares)	2,370,036	1,990,462